Long-Term Debt and Convertible Promissory Notes	12 Months Ended
Jan. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt and Convertible Promissory Notes

NOTE 7 – Long-term debt and convertible promissory notes

Note payable to Ford Credit is payable in monthly installments of $544 including interest at a fixed rate of 9.49% through maturity in February 2016. The principal balance at January 31, 2016 and 2015 is $561 and $6,710, respectively. The carrying amount of the vehicle that serves as collateral is $0 and $6,891 at January 31, 2016 and 2015, respectively.

The following is a summary of the principal maturities of long-term debt during the next five years:

Minimum future debt payments

For the year ending January 31,
2017	561
2018 and thereafter	-
$561
Less: current maturities	561
$-

Following is a summary of convertible promissory notes:

	January 31,	January 31,
	2016	2015

12% convertible note payable issued August 2013, due in August 2016	$62,160	$144,519
Convertible note payable issued November 2013, due November 2015	-	147,500
12% convertible note payable issued August 2014, due August 2015	-	157,791
10% convertible note payable issued October 2014, due October 2015	-	108,136
10% convertible note payable issued December 2014, due December 2016	-	106,697
12% convertible note payable issued November 2015, due November 2017	55,000	-
12% convertible note payable issued December 2015, due September 2016	50,542	-
	167,702	664,643
Less debt discount	(8,470)	(41,928)
Less current portion of convertible notes	(108,670)	(516,018)
Long-term convertible notes payable	$50,562	$106,697

In August 2013, we entered into a promissory note (the “August 2013 Note”) for a principal sum of $555,000 plus accrued and unpaid interest and any other fees. The consideration is up to $500,000, which would produce an original issue discount of $55,000 if all the consideration is received. The lender paid $150,000 upon closing pursuant to the terms of the August 2013 Note. The August 2013 Note has a maturity of one year from the delivery of each payment. The August 2013 Note may be convertible into shares of common stock of our company at any time from 180 days after the date of each payment of consideration, at a conversion price which is 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the August 2013 Note at any time on or before 90 days from the effective date of the August 2013 Note with an interest rate of 0%, after which we may not make any further payments on the August 2013 Note prior to the maturity date without written approval from the lender. If we elect not to repay the August 2013 Note on or before 90 days from the effective date of the August 2013 Note, a one-time interest charge of 12% will be applied to the principal sum. We elected not to pay the $150,000 portion of the August 2013 Note within 90 days from the effective date. After the $150,000 portion of the August 2013 Note became convertible, the note holder elected to convert the principal and interest totaling $186,480 into 17,937,915 shares of the company’s common stock during the months of February through May of 2014. On December 9, 2013, we received additional consideration of $75,000 pursuant to the terms of the August 2013 Note. We elected not to pay the $75,000 portion of the August 2013 Note within 90 days from the effective date. In June, July and August 2014, the note holder converted principal and interest totaling $93,240 into 9,983,507 shares of the Company’s common stock. On June 24, 2014 and September 3, 2014, we received additional consideration of $75,000 and $75,000, respectively, pursuant to the terms of the August 2013 Note. In December 2014 and January 2015, the note holder converted principal and interest totaling $41,961 into 5,900,000 shares of the Company’s common stock. On February 25, 2015, we received additional consideration of $50,000 with $5,500 of original issue discount pursuant to the terms of the August 2013 Note. On August 28, 2015, we received additional consideration of $50,000 with $5,500 of original issue discount pursuant to the terms of the August 2013 Note. We elected not to repay the $50,000 portion of the August 2013 Note within 90 days from the effective date. During the year ended January 31, 2016, the note holder converted principal and interest totaling $206,679 into 123,158,044 shares of the Company’s common stock. As of January 31, 2016, we had $62,160 of principal and interest outstanding for the August 2013 Note.

On November 18, 2013, we entered into a securities purchase agreement (the “November 2013 Note”), whereby we agreed to issue a convertible note to one lender in the principal amount of $250,000. The proceeds from the note were $225,000, which created an original issue discount of $25,000. The note was payable in full on November 18, 2014 and bears no interest except in an event of default. The lender may, at its option, after the 183rd day (after May 20, 2014) following the closing date, convert the principal amount or any portion of such principal amount of the note into shares of common stock of our company at the price equal to the lesser of (a) 100% of the volume weighted average price (VWAP), as reported on the closing date (November 18, 2013), and (b) 70% of the average of the 5 day VWAP immediately prior to the day of conversion. On November 13, 2014, we entered into an Assignment of Promissory Note & Acknowledgment, whereby we consented to an assignment of the note to another lender, pursuant to which $250,000 remains owing by the Company. The maturity date of the November 2013 Note was extended to November 18, 2015. From November 2014 through January 2015, the new noteholder converted principal of $102,500 into 11,792,944 shares of the Company’s common stock. During the year ended January 31, 2016, the new noteholder converted principal of $153,046 into 48,243,936 shares of the Company’s common stock. As of January 31, 2016, we had $0 of principal and interest outstanding for the November 2013 Note.

In August 2014, we received $150,000 pursuant to the terms of a convertible promissory note (the “August 2014 Note”) dated August 26, 2014. The Note bears interest at 12%, is due on August 26, 2015, and is convertible after 180 days at a 45% discount to the average of the daily VWAP prices for the previous 10 trading days before the date of conversion. During March and April 30, 2015, the new noteholder converted principal and accrued interest of $160,834 into 56,676,739 shares of the Company’s common stock. As of January 31, 2016, we had $0 of principal and interest outstanding for this Note.

On October 14, 2014, we entered into a securities purchase agreement, whereby we agreed to issue a convertible note (the “October 2014 Note”) to one lender in the principal amount of $105,000. The Note is payable in full on October 14, 2015, bears interest at the rate of 10% per annum, and includes a $5,000 original issuance discount. The Note may be convertible into shares of common stock of our company at any time from 180 days after the execution date of the Note at a price per share of 40% discount to the average of the daily VWAP for the previous five trading days before the date of conversion. During the year ended January 31, 2016, the note holder converted principal and interest totaling $110,901 into 74,878,264 shares of the Company’s common stock. As of January 31, 2016, we had $0 of principal and interest outstanding for this Note.

On December 3, 2014, we entered into a note purchase agreement, whereby we agreed to issue a convertible note (the “December 2014 Note”) to lender in the principal amount of $210,000, with a $10,000 original issuance discount. The initial purchase price was $105,000 of consideration of which $100,000 was received our company and $5,000 was retained through the original issue discount. An additional $50,000 was received on February 27, 2015 with a $2,500 original issue discount. An additional $30,000 was received on June 11, 2015 with a $1,500 original issue discount. An additional $20,000 was received on July 9, 2015 with a $1,000 original issue discount. The Note bears interest at 10%, is due on December 3, 2016, and is convertible after six months of advance of funds at a 37.5% discount to the average of the daily VWAP prices for the previous 5 trading days before the date of conversion. During the year ended January 31, 2016, the note holder converted principal and interest totaling $231,000 into 196,244,876 shares of the Company’s common stock. As of January 31, 2016, we had of $0 of principal and interest outstanding for the December 2014 Note.

On November 2, 2015, we entered into a promissory note (the “November 2015 Note”) for a principal sum of up to $500,000. The consideration is up to $450,000, which would produce an original issue discount of $50,000 if all the consideration is received. The lender paid $50,000 upon closing pursuant to the terms of the November 2015 Note, which resulted in the Company recording a $5,000 original issue discount. The maturity date is two years from the effective date of each payment, as well as any unpaid interest and other fees. The November 2015 Note may be convertible into shares of common stock of our company at any time at a conversion price of 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the November 2015 Note at any time on or before 90 days from the effective date of the November 2015 with an interest rate of 0%, after which we may not make any further payments on the November 2015 Note prior to the maturity date without written approval from the lender. If we elect not to repay the November 2015 Note on or before 90 days from the effective date of the November 2015, a one-time interest charge of 12% will be applied to the principal sum. On March 23, 2016, the November 2015 Note was amended to allow for conversion only after 180 days. As of January 31, 2016, we had of $55,000 of principal and interest outstanding for the November 2015 Note.

On December 29, 2015, the Company entered into a convertible promissory note (the “December 2015 Note”) for a principal sum of $50,000, due on demand by the lender at any time on or after September 29, 2016, with interest at 12% per annum. The lender paid $49,000 upon closing of the December 2015 Note, which included the lender retaining $1,000 as an original issue discount. The December 2015 Note may be convertible into shares of the common stock of our company at any time after 180 days at a conversion price of the lower of: (i) a 45% discount to the second lowest trading price during the previous ten trading days to the date of a conversion notice; or (ii) a 45% discount to the second lowest trading price during the previous ten trading days before the date the December 2015 Note was executed on December 29, 2015. As of January 31, 2016, we had of $50,542 of principal and interest outstanding for the December 2015 Note.

During the years ended January 31, 2016 and 2015, the Company recorded debt discounts of $549,531 and $382,173, respectively, due to the derivative liabilities, and original issue debt discounts of $22,000 and $28,750, respectively, due to the convertible notes. The Company recorded amortization of these discounts of $606,270 and $403,579 for the years ended January 31, 2016 and 2015, respectively.